ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Narrative (Details) - Environmental obligations $ in Thousands, $ in Millions	96 Months Ended
	Dec. 31, 2021 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)
Iduapriem
Disclosure of other provisions [line items]
Carrying value of liability		$ 45,900
Bonds issued, undiscounted cash flows		11,800
Bond guarantees issued by banks		14,000
Obuasi
Disclosure of other provisions [line items]
Carrying value of liability		171,030
Bonds issued, undiscounted cash flows		21,540
Bond guarantees issued by banks		$ 30,000
Australia
Disclosure of other provisions [line items]
Payments to environment fund	$ 11.2
Carrying value of liability			$ 107.4